Income Taxes - Reconciliation of Gross Unrecognized Tax Benefits, Excluding Penalties and Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 11,996	$ 13,322	$ 12,016
Additions based on tax positions related to current year	766	2,501	2,534
Additions for tax positions of prior years	4,450	34	767
Settlement with tax authorities	(1)	(1,087)	(1,070)
Reductions for tax positions of prior years	(341)		(214)
Reductions due to the lapse of statutes of limitation	(1,558)	(2,774)	(711)
Balance, end of year	$ 15,312	$ 11,996	$ 13,322